Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy of valuation inputs	fair value hierarchy described above, the following tables show
	Fair Value as of March 31, 2023
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Warrant liability - Public Warrants	$1,956,891	$1,956,891	$-	$-
Warrant liability - Private Warrants	1,653,223	-	-	1,653,223
Warrant liability - SPA Warrants	31,315,131	-	-	31,315,131
Total	$34,925,245	$1,956,891	$-	$32,968,354
fair value hierarchy described above, the following tables show the fair value of the Company’s financial liabilities
	Fair Value as of December 31, 2022
	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities:
Warrant liability – Public Warrants	$2,276,136	$2,276,136	$—	$—
Warrant liability – Private Warrants	1,934,588	—	—	1,934,588
Warrant liability – SPA Warrants	28,477,618	—	—	28,477,618
Total	$32,688,342	$2,276,136	$—	$30,412,206

Schedule of changes in fair value	The following table sets forth a summary of the changes in fair value of the Company’s financial liabilities:
Warrant
Liability
Balance, December 31, 2022	$32,688,341
Change in fair value of warrant liabilities	2,236,904
Balance, March 31, 2023	$34,925,245
The following table sets forth a summary of the changes in fair value of the Company’s financial liabilities:
Warrant Liability
Balance, December 31, 2021	$—
Assumption of Public and Private Warrants in Business Combination	5,278,145
SPA Warrants from Convertible Note	20,949,110
Change in fair value of warrant liabilities	6,461,087
Balance, December 31, 2022	$32,688,342

CleanTech Acquisition Corp [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy of valuation inputs
Description	Amount at Fair Value	Level 1	Level 2	Level 3
June 30, 2022
Assets
Investments held in Trust Account:
Money Market investments	$174,483,243	$174,483,243	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$2,760,000	$2,760,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,296,000	$—	$—	$2,296,000
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250
fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
Money Market investments	$174,230,428	$174,230,428	$—	$—
Liabilities
Warrant liabilities – Public Warrants	$5,175,000	$5,175,000	$—	$—
Warrant liabilities – Private Placement Warrants	$2,798,250	$—	$—	$2,798,250

Schedule of the black-scholes option model for the private placement warrants
	As of June 30, 2022	As of December 31, 2021
Stock price	$10.07	$9.96
Strike price	$11.50	$11.50
Probability of completing a Business Combination	38.0%	*
Dividend yield	—%	—%
Term (in years)	4.1	4.6
Volatility	11.2%	8.7%
Risk-free rate	3.0%	1.2%
Discount for lack of marketability	—%	—%
Fair value of warrants	$0.32	$0.39

*	The probability of completing a Business Combination is considered within the volatility implied by the traded price of the Public Warrants which is used to value the Private Placement Warrants.
The following table provides the significant inputs to the Black-Scholes Option Pricing Model fair value of the Private Placement Warrants:
As of December 31, 2021
Stock price	$9.96
Strike price	$11.50
Probability of completing a Business Combination	100.0%
Dividend yield	—%
Term (in years)	4.6
Volatility	8.7%
Risk-free rate	1.2%
Fair value of warrants	$0.39

Schedule of financial instruments that are measured at fair value on a recurring basis
Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	2,798,250
Change in fair value	(861,000)
Fair value as of March 31, 2022	1,937,250
Change in fair value	358,750
Fair value as of June 30, 2022	$2,296,000
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:
Fair value as of December 31, 2020	$—
Initial measurement of Public Warrants and Private Placement Warrants at July 19, 2021	7,980,000
Initial measurement of over-allotment warrants	1,071,000
Transfer of Public Warrants to Level 1 measurement	(5,175,000)
Change in fair value	(1,077,750)
Fair value as of December 31, 2021	$2,798,250